Acquisitions - Proforma Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Acquisitions
Revenue	$ 647,935
Net loss attributable to common unitholders	$ (138,896)
Net loss per common unitholder | $ / shares	$ (0.49)